Page 1 of 5				Name of Reporting Manager		Martin Currie Inc
(SEC USE ONLY)
Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number
Item 4: Fair
Item 5: Shares of
Item 6: Investment Discretion
Item 7: 	Item 8: Voting Authority (Shares)
				Market Value	Principal Amount	(a) Sole
(B) Shared - Defined as Instr. V	(c) Shared - Other
Managers See Instr. V
(a) Sole	(b) Shared	(c) None
Unibanco	GDR (rep 500 units)	US90458E1073	 29.4375	85,369	2900	X				X
Comp Paranaense Energetica	ADR (rep 1000 'B' Pref shs)	US20441B4077	 8.4375
1,139,063
135000
X
X
Compania Brasil Dist Pao Acu	ADR (Repr 1000 Pref Shs)	US20440T2015	 36.5
1,233,700
33800
X
X
Tele Norte Leste Participacoes	ADR (rep 1000 pref)	US8792461068	 22.8125
1,693,395
74231
X
X
Brasil Telecom Particip S.A.	ADR (rep 5000 pref)	US1055301097	 59	753,396,525
12769432.62
X
X
Embratel Participacoes SA	ADR (rep 1000 pref)	US29081N1000	 15.6875	886,344
56500	X
X
Tele Celular Sul Participacoes	ADR (rep 10000 pref)	US8792381035	 26.125
640,063
24500
X
X
Globo Cabo SA	Spon ADR (rep 10 prf shs)	US37957X1028	 11.25	1,035,000	92000
X
X
Embraer Aircraft Corp	ADR (rep 4 pref shs)	US29081M1027	 39.75	25,380,375
638500	X
X
Petroleo Brasileiro	ADR (Rep 1 ord)	US71654V4086	 25.25	3,739,525	148100	X
X
Petroleo Brasileiro	Spon ADR (rep 1 pref shs)	US71654V1017	 23.0324	27,912,966
1211900
X
X
Talisman Energy Inc	Common Shares NPV	CA87425E1034	 55.65	34,075,552	612319
X
X
BCE Inc	Common Shares npv	CA05534B1094	 43.3	34,025,400	785806	X
X
Bombardier Incorporated	Class B (Sub Voting) Stock	CA0977512007	 23.15
56,446,691
2438302
X
X
Nortel Networks Corp	Common Stock npv	CA6565681021	 48.25	64,613,023	1339130
X
X
Royal Bank of Canada	Common Stock npv	CA7800871021	 50.85	68,915,683	1355274
X
X
China Unicom Ltd	ADS (rep 10 ord shs)	US16945R1041	 14.75	28,166,187	1909572
X				X
EFG - Hermes	Class 144a GDR (rep 1/2 ord)	US2684251059	 1.875	966,544	515490
X
X
Stet Hellas Telecom SA	ADR (rep 1 ord)	US8598231061	 10.5	2,291,625	218250	X
X
COLUMN TOTALS				1,106,643,027
AGGREGATE PAGE TOTAL				1,106,643,027

Page 2 of 5				Name of Reporting Manager		Martin Currie Inc 					(SEC USE ONLY)
Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number
Item 4: Fair
Item 5: Shares of
Item 6: Investment Discretion
Item 7: 	Item 8: Voting Authority (Shares)
				Market Value	Principal Amount	(a) Sole
(B) Shared - Defined as Instr. V	(c) Shared - Other
Managers See Instr. V	(a) Sole	(b) Shared	(c) None
Matav RT	Spon ADR (Rep 5 HUF100 shs)	US5597761098	 20.4375	2,826,506	138300
X
X
ICICI Bank	ADR (rep 2 ord)	US45104G1040	 6.375	3,218,738	504900	X				X
Wipro Ltd	ADR (1 ADR rep 1 ord)	US97651M1099	 50.125	3,523,788	70300	X				X
PT Telekomunikasi Indonesia	ADR (rep 20 ord)	US7156841063	 4.125	2,970	720	X
X
Elan Corporation plc	Spon ADR (rep 1 ord)	US2841312083	 46.8125	40,516,219
865500
X
X
Nice Systems Ltd	ADR (Rep 1 Ord Shs)	US6536561086	 20.0625	4,489,988	223800
X
X
Teva Pharmaceutical	ADR (rep 1 ord shs)	US8816242098	 73.25	3,516,000	48000
X
X
TV Azteca	ADR (rep 16 CPO's)	US9011451021	 9.9375	665,813	67000	X				X
Grupo Televisa SA	Spons GDR (rep 20 CPO's)	US40049J2069	 44.9375	20,695,966
460550
X
X
Nuevo Grupo Iusacell SA	ADR (repr 10 "V" shs)	US40050B1008	 9.75	312,000	32000
X				X
Telefonos de Mexico	ADR (rep 20 ser L shs)	US8794037809	 45.125	33,090,163
733300
X				X
Powszechny Bank Kredytowy	Class 144a GDR (rep 1 ord)	US7393781072	 26.15
2,850,350
109000
X				X
Polski Koncern Naftowy	GDR Class 144a (repr 2 ord)	US7316131058	 10.6956
12,652,895
1183000
X
X
Mosenergo	ADR (rep 100 ord shs)	US0373763087	 2.4	840,000	350000	X
X
Lukoil Holding	ADR (rep 4 ord shs)	US6778621044	 37	6,116,100	165300	X
X
Mobile Telesystems	ADS (Rep 20 Ord)	US6074091090	 24	4,068,000	169500	X
X
Surgutneftegaz	ADR (rep 50 ord) Russia	US8688612048	 10.4	4,506,320	433300	X
X
Taiwan Semiconductor Man Co	ADR (rep 5 Ord Shs)	US8740391003	 17.25	4,312,500
250000	X
X
Du Pont (E.I.) de Nemours & Co	Common Stock U$0.30	US2635341090	 48.3125
1,628,131
33700	X
X
COLUMN TOTALS				1,256,475,471
AGGREGATE PAGE TOTAL				149,832,444

Page 3 of 5				Name of Reporting Manager
 Martin Currie Inc
(SEC USE ONLY)
Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number
Item 4: Fair
Item 5: Shares of
Item 6: Investment Discretion			Item 7: 	Item 8: Voting Authority (Shares)
				Market Value	Principal Amount	(a) Sole
(B) Shared - Defined as Instr. V
(c) Shared - Other	Managers See Instr. V	(a) Sole	(b) Shared	(c) None
Honeywell International Inc	Common Stock U$1.00	US4385161066	 47.3125	2,058,094
43500	X
X
American Home Products Corp	Common Stock $0.333pv	US0266091075	 63.55	2,440,320
38400
X				X
American Int'l Group Inc	Common Stock $2.50pv	US0268741073	 98.5625	2,728,210
27680
X
			X
AT&T Corporation	Common stock U$1.00	US0019571092	 17.25	1,086,750	63000
X
X
Tyco International Ltd	Common Stock U$0.20	BM9021241064	 55.5	1,776,000	32000
X
X
At Home Corporation	Series A Common Stock U$0.01	US0459191070	 5.53125	785,438
142000	X
X
Verizon Communications	Common Stock U$0.10	US92343V1044	 50.125	1,253,125
25000	X
X
Texaco Inc	Common Stock $3.125	US8816941038	 62.125	1,863,750	30000	X				X
Level 3 Communications Inc	Common Stock U$0.01	US52729N1000	 32.8125
879,375	26800
X				X
Chiron Corporation	Common stock U$0.01	US1700401094	 44.5	1,517,450	34100	X
X
Cisco Systems	Common stock U$0.001	US17275R1023	 38.25	1,763,325	46100	X				X
Clear Channel Communication	Common Stock U$0.10	US1845021021	 48.4375	1,275,553
26334
X				X
Compaq Computer	Common Stock USD0.01	US2044931002	 15.05	1,339,450	89000	X
X
Cendant Corporation	Common stock U$0.01	US1513131037	 9.625	1,511,125	157000
X
X
Computer Associates Intl 	Common Stock U$0.10	US2049121096	 19.5	1,212,900
62200	X
X
CMS Energy Corp	Common Stock $0.01	US1258961002	 31.6875	2,195,944	69300	X
X
Corning Inc	Common Stock U$0.50	US2193501051	 52.8125	1,172,438	22200	X				X
Target Corporation	Common stock U$0.1667	US87612E1064	 32.25	1,612,500	50000
X				X
EMC Corporation (Mass)	Common Stock U$0.01	US2686481027	 66.5	1,310,050	19700
X				X
COLUMN TOTALS				1,286,257,267	19700
AGGREGATE PAGE TOTAL				29,781,796


Page 4 of 5				Name of Reporting Manager		Martin Currie Inc 					(SEC USE ONLY)
Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number
Item 4: Fair
Item 5: Shares of
Item 6: Investment Discretion			Item 7: 	Item 8: Voting Authority (Shares)
				Market Value	Principal Amount	(a) Sole
(B) Shared - Defined as Instr. V
(c) Shared - Other	Managers See Instr. V	(a) Sole	(b) Shared	(c) None
Conoco Inc	Class 'A' Common Stock U$0.01	US2082513068	 28.625	1,946,500	68000
X				X
Citigroup Inc	Common Stock $0.01	US1729671016	 51.0625	1,778,609	34832	X
X
Equifax Inc	Common Stock $2.50pv	US2944291051	 28.6875	1,551,994	54100	X
X
Exxon Mobil Corporation	Capital Stock npv	US30231G1022	 86.9375	1,538,794
17700	X				X
Fannie Mae	Common Stock NPV	US3135861090	 86.75		28900
General Electric Co	Common Stock U$0.16	US3696041033	 47.9375		55300
Guidant Corporation	Common Stock npv	US4016981056	 53.9375		30000
FleetBoston Financial Corp	Common stock U$0.01	US3390301089	 37.5625
56000
Intel Corporation	Common Stock US$0.001	US4581401001	 30.0625		66000
Interpublic Group	Common Stock U$0.10	US4606901001	 42.5625		42000
CVS Corporation	Common Stock U$0.01	US1266501006	 59.9375		33000
Microsoft Corp	Common stock U$0.0000125	US5949181045	 43.375		33800
Genuity Inc	Class A Common Stock $0.01	US37248E1038	 5.0625		335000
Motorola Inc	Common Stock U$3.00	US6200761095	 20.25		113550
Pfizer Incorporated	Common Stock US$0.05	US7170811035	 46	3,857,100	83850	X
X
Schering-Plough Corporation	Common Stock U$0.50	US8066051017	 56.75	1,191,750
21000
X				X
Siebel Systems Inc	Common Stock $0.001	US8261701028	 67.625	1,183,438	17500
X				X
Solectron Corporation	Common Stock $0.001	US8341821077	 33.9	1,247,520	36800
X				X
State Street Corporation	Common Stock U$1	US8574771031	 124.21	1,925,255	15500
X				X
COLUMN TOTALS				1,302,478,226
AGGREGATE PAGE TOTAL				16,220,959



Page 5 of 5				Name of Reporting Manager
Martin Currie Inc
(SEC USE ONLY)
Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number
Item 4: Fair
Item 5: Shares of
Item 6: Investment Discretion			Item 7: 	Item 8: Voting Authority (Shares)
				Market Value	Principal Amount	(a) Sole
(B) Shared - Defined as Instr. V	(c) Shared - Other
Managers See Instr. V	(a) Sole	(b) Shared	(c) None
Time Warner Inc	Common Stock $1.00pv	US8873151091	 52.24	1,097,040	21000
X				X
Viacom Inc.	Common Stock Class "B" $0.01pv	US9255243084	 46.75	2,160,318
46210	X				X
Wal-Mart Stores Inc	Common Stock US$0.10	US9311421039	 53.125	2,194,063	41300
X				X
Washington Mutual Inc	Common Stock npv	US9393221034	 53.0625	1,761,675	33200
X
X
COLUMN TOTALS				23,434,054
AGGREGATE PAGE TOTAL				7,213,095